The Phoenix Edge Series Fund

                 Supplement to the Prospectus dated May 1, 2004



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     The Board of Trustees of The Phoenix Edge Series Fund (the "Fund") has
approved Plans of Reorganization to merge five series of the Fund into other existing series of the Fund. The Merging Series will be incorporated into the Surviving Series as follows:

----------------------------------------------------- ---- ----------------------------------------------
                   Merging Series                                        Surviving Series
----------------------------------------------------- ---- ----------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series           Phoenix-Oakhurst Growth and Income Series
----------------------------------------------------- ---- ----------------------------------------------
Phoenix-MFS Investors Trust Series                         Phoenix-Oakhurst Growth and Income Series
----------------------------------------------------- ---- ----------------------------------------------
Phoenix-Sanford Bernstein Global Value Series              Phoenix-Aberdeen International Series
----------------------------------------------------- ---- ----------------------------------------------
Phoenix-MFS Value Series                                   Phoenix-Oakhurst Value Equity Series
----------------------------------------------------- ---- ----------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                       Phoenix-Engemann Capital Growth Series
----------------------------------------------------- ---- ----------------------------------------------

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     If shareholders approve the Plans of Reorganization, the Merging Series will transfer all or substantially all of their assets and liabilities to the corresponding Surviving Series as shown above. In exchange, shareholders of the Merging Series will receive a proportional number of shares in the Surviving Series. The shareholders of each Merging Series must approve the Plan of Reorganization before any transaction can take place. We expect these matters to be submitted for shareholder votes at a Special Meeting of Shareholders to be held on or about September 14, 2004. Those shareholders eligible to vote will receive voting instructions and information by mail.

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Phoenix-Engemann Small & Mid-Cap Growth Series

     The Board of Trustees of The Phoenix Edge Series Fund (the "Fund") has approved a name change for the Phoenix-Engemann Small & Mid-Cap Growth Series to the "Phoenix-Engemann Small-Cap Growth Series." The series' principal investment strategy of investing in companies having market capitalizations of below $2.5 billion at the time of purchase remains unchanged. However, the series will now consider companies below this market capitalization to be small-cap companies. The series' investment objective, all other principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected. These changes will become effective on September 24, 2004.

     This supplement serves as the required notice to shareholders of the upcoming changes.

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Phoenix-Aberdeen International Series
     The subadvisor name has changed as follows:

---------------------------------- -----------------------------------
Old Subadvisor Name                New Subadvisor Name
---------------------------------  -----------------------------------
Aberdeen Fund Managers, Inc.       Aberdeen Asset Management Inc.
---------------------------------- -----------------------------------

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TF861                                                                Page 1 of 4

Phoenix-AIM Mid-Cap Equity Series
     The following replaces the section titled, "Litigation Summary" on page 99 of your prospectus:

     Your fund's investment sub-advisor, A I M Capital Management, Inc., is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. A I M Advisors, Inc. ("AIM"), succeeded IFG as the investment advisor to the INVESCO Funds other than INVESCO Variable Investment Funds, Inc. ("IVIF") on November 25, 2003, and succeeded IFG as the investment advisor to IVIF on April 30, 2004.

     The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

Regulatory Actions and Inquiries Concerning IFG

     On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the chief executive officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. ("AIM Management"), the parent of AIM, and the position of Senior Vice President of AIM. As of April 23, 2004, Mr. Cunningham was granted a voluntary administrative leave of absence with pay. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither your fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

     The SEC complaint, filed in the United States District Court for the District of Colorado [Civil Action No. 03-N-2421 (PAC)], alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC alleges violations of Section 17(a) of the Securities Act of 1933, Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5 under that Act, Section 206(1) and 206(2) of the Investment Advisers Act of 1940, and Sections 34(b) and 36(a) of the Investment Company Act of 1940. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

     The NYAG complaint, filed in the Supreme Court of the State of New York (New York County), is also based on the circumstances described above. The NYAG complaint alleges violation of Article 23-A (the Martin Act) and Section 349 of the General Business Law of the State of New York and Section 63(12) of the State of New York's Executive Law. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

     The Colorado complaint, filed in the Colorado District Court, in the City and County of Denver, Colorado, is also based on the circumstances described above. The Colorado complaint alleges violations of Section 6-1-105(1) of the Colorado Consumer Protection Act. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

     No relief is being sought against your fund or any of the other AIM or INVESCO Funds in any of these complaints.

     In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Colorado Securities Division and the Bureau of Securities of the State of New Jersey. IFG has also received more limited inquiries from the United States Department of Labor ("DOL"), the NASD, Inc. ("NASD"), the SEC and


TF861                                                                Page 2 of 4
the United States Attorney's Office for the Southern District of New York concerning certain specific INVESCOFunds, entities and/or individuals.

Regulatory Inquiries Concerning AIM

     AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia, the Office of the Secretary of State for West Virginia and the Bureau of Securities of the State of New Jersey. AIM has also received more limited inquiries from the DOL, the NASD and the SEC concerning certain specific AIM Funds, entities and/or individuals.

Response of the Independent Trustees

     The independent trustees of the AIM and INVESCO Funds have retained their own independent counsel to conduct an investigation on behalf of the independent trustees into the frequent trading arrangements and related issues raised by the regulators. The independent trustees have also retained their own financial expert in this regard. Finally, the independent trustees have created a special committee, consisting of four independent trustees, to oversee the investigation and to formulate recommendations for further board action. As part of the investigation by the independent trustees, their independent counsel has been reviewing the examination of IFG and AIM currently being conducted by management's outside counsel.

Response of AMVESCAP

     AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained separate outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

     There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc., AIM Funds Management Inc., INVESCO Global Asset Management (N.A.), Inc., INVESCO Institutional (N.A.), Inc. ("IINA") and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940 (a "registered investment company"), including the AIM Funds. The AIM Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.


TF861                                                                Page 3 of 4

Private Actions Alleging Market Timing

     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham) making allegations substantially similar to the allegations in the regulatory complaints against IFG described above. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain AIM Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees. A list identifying such lawsuits that have been served, or for which service of process has been waived, as of a recent date is provided in the AIM Fund's statement of additional information.

     IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG and the other AMVESCAP defendants have already been transferred to the District of Maryland in accordance with the Panel's directive. AIM and IFG anticipate that in time most or all of the actions pending against them and the other AMVESCAP defendants alleging market timing and/or late trading will be transferred to the multidistrict litigation.

Other Private Actions

     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, A I M Distributors, Inc. ("AIM Distributors") and INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain AIM Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. A list identifying such lawsuits that have been served, or for which service of process has been waived, as of a recent date is provided in the AIM Fund's statement of additional information.

     Additional lawsuits or regulatory actions arising out of the circumstances above and presenting similar allegations and requests for relief may be served or filed against the AIM Fund, IFG, AIM, AIM Management, IINA, AIM Distributors, INVESCO Distributors, AMVESCAP and related entities and individuals in the future.

     As a result of the above developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the AIM or INVESCO Fund(s) to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Other AIM or INVESCO Funds.

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Dated: July 6, 2004           Please keep this supplement for future reference.


TF861                                                                Page 4 of 4